John Hancock Fundamental Equity Income Fund Average Annual Total Returns - Class A C R6 [Member]		12 Months Ended	42 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	18.83%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	12.87%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	13.00%
Performance Inception Date	Jun. 28, 2022
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.53%	9.64%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.96%	9.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.71%	14.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	14.71%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.51%	14.76%